Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Employee Benefit Plan
Employee Benefit Plan

14. Employee Benefit Plan

The Company sponsors a 401(k) plan that stipulates that eligible employees can elect to contribute to the 401(k) plan, subject to certain limitations, up to the lesser of the statutory maximum or 100% of eligible compensation on a pre‑tax basis. Through December 31, 2018, the Company has not provided any contributions to this plan.